Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Multifactor USA Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Spirit AeroSystems Holdings Inc., Class A	370	$8,199

Air Freight & Logistics — 1.5%
Expeditors International of Washington Inc.	479	34,299

Auto Components — 0.9%
Lear Corp.	208	20,311

Building Products — 1.0%
Lennox International Inc.	39	7,281
Owens Corning	390	16,910

		24,191

Capital Markets — 3.6%
Eaton Vance Corp., NVS	406	14,900
MarketAxess Holdings Inc.	101	45,956
SEI Investments Co.	461	23,493

		84,349

Chemicals — 2.3%
Celanese Corp.	310	25,752
Eastman Chemical Co.	449	27,169

		52,921

Communications Equipment — 2.4%
F5 Networks Inc.(a)	215	29,941
Juniper Networks Inc.	1,241	26,805

		56,746

Construction & Engineering — 1.4%
Jacobs Engineering Group Inc.	393	32,521

Consumer Finance — 0.8%
Ally Financial Inc.	1,128	18,488

Containers & Packaging — 1.3%
Packaging Corp. of America	318	30,735

Diversified Financial Services — 2.1%
Equitable Holdings Inc.	1,492	27,333
Voya Financial Inc.	503	22,721

		50,054

Electric Utilities — 3.6%
NRG Energy Inc.	895	30,009
OGE Energy Corp.	719	22,663
Pinnacle West Capital Corp.	401	30,873

		83,545

Electrical Equipment — 0.5%
Acuity Brands Inc.	143	12,382

Electronic Equipment, Instruments & Components — 4.1%
Arrow Electronics Inc.(a)	298	18,750
Flex Ltd.(a)	1,840	17,958
FLIR Systems Inc.	487	21,136
Keysight Technologies Inc.(a)	395	38,224

		96,068

Equity Real Estate Investment Trusts (REITs) — 7.8%
Healthpeak Properties Inc.	1,175	30,715
Host Hotels & Resorts Inc.	2,162	26,614
Kimco Realty Corp.	1,514	16,518
Medical Properties Trust Inc.	1,769	30,321
National Retail Properties Inc.	577	18,833
SL Green Realty Corp.	294	15,597

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
VEREIT Inc.	3,711	$20,336
Vornado Realty Trust	549	24,057

		182,991

Food Products — 2.5%
Ingredion Inc.	242	19,650
JM Smucker Co. (The)	349	40,104

		59,754

Gas Utilities — 0.8%
UGI Corp.	599	18,078

Health Care Equipment & Supplies — 6.7%
Cooper Companies Inc. (The)	127	36,411
ResMed Inc.	295	45,819
Varian Medical Systems Inc.(a)	268	30,654
West Pharmaceutical Services Inc.	241	45,612

		158,496

Health Care Providers & Services — 4.1%
Henry Schein Inc.(a)	516	28,153
Quest Diagnostics Inc.	370	40,741
Universal Health Services Inc., Class B	258	27,268

		96,162

Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill Inc.(a)	56	49,199

Household Durables — 3.5%
NVR Inc.(a)	10	31,000
PulteGroup Inc.	898	25,386
Whirlpool Corp.	228	25,477

		81,863

Household Products — 1.6%
Church & Dwight Co. Inc.	535	37,445

Insurance — 2.1%
Erie Indemnity Co., Class A, NVS	91	16,203
Fidelity National Financial Inc.	785	21,234
Unum Group	748	13,053

		50,490

Interactive Media & Services — 0.9%
Match Group Inc.(a)(b)	204	15,700
TripAdvisor Inc.	322	6,430

		22,130

IT Services — 6.7%
Akamai Technologies Inc.(a)	445	43,481
Booz Allen Hamilton Holding Corp.	482	35,398
EPAM Systems Inc.(a)	174	38,435
Jack Henry & Associates Inc.	245	40,070

		157,384

Life Sciences Tools & Services — 2.2%
Bio-Rad Laboratories Inc., Class A(a)	41	18,044
Waters Corp.(a)	179	33,473

		51,517

Machinery — 1.1%
Snap-on Inc.	198	25,797

Media — 2.2%
Discovery Inc., Class A(a)	565	12,667
Discovery Inc., Class C, NVS(a)	1,265	25,819
News Corp., Class A, NVS	1,379	13,666

		52,152

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.8%
Steel Dynamics Inc.	788	$19,125

Multi-Utilities — 1.7%
Ameren Corp.	540	39,285

Multiline Retail — 0.7%
Kohl’s Corp.	462	8,528
Nordstrom Inc.(b)	392	7,362

		15,890

Oil, Gas & Consumable Fuels — 0.8%
HollyFrontier Corp.	561	18,535

Pharmaceuticals — 2.0%
Jazz Pharmaceuticals PLC(a)	203	22,381
Perrigo Co. PLC	462	24,624

		47,005

Professional Services — 1.5%
ManpowerGroup Inc.	215	15,962
Robert Half International Inc.	424	20,042

		36,004

Real Estate Management & Development — 2.2%
CBRE Group Inc., Class A(a)	730	31,339
Jones Lang LaSalle Inc.	185	19,532

		50,871

Road & Rail — 1.8%
Old Dominion Freight Line Inc.(b)	284	41,262

Semiconductors & Semiconductor Equipment — 4.7%
Qorvo Inc.(a)	354	34,703
Skyworks Solutions Inc.	406	42,175
Teradyne Inc.	548	34,272

		111,150

Software — 4.2%
Cadence Design Systems Inc.(a)	617	50,057
Synopsys Inc.(a)(b)	310	48,707

		98,764

Specialty Retail — 2.0%
Best Buy Co. Inc.	542	41,588

Security	Shares	Value

Specialty Retail (continued)
Gap Inc. (The)	608	$4,937

		46,525

Technology Hardware, Storage & Peripherals — 1.9%
Seagate Technology PLC	655	32,717
Xerox Holdings Corp.(a)	715	13,078

		45,795

Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica Inc.(a)	210	46,931

Trading Companies & Distributors — 3.4%
HD Supply Holdings Inc.(a)	504	14,959
United Rentals Inc.(a)	239	30,711
WW Grainger Inc.	120	33,070

		78,740

Total Common Stocks — 99.8% (Cost: $2,550,156)		2,344,149

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	117,592	117,721

Total Short-Term Investments — 5.0% (Cost: $117,616)		117,721

Total Investments in Securities — 104.8% (Cost: $2,667,772)		2,461,870

Other Assets, Less Liabilities — (4.8)%		(113,139)

Net Assets — 100.0%		$2,348,731

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	117,592	117,592	$117,721	$408	(b)	$(154)	$105
BlackRock Cash Funds: Treasury, SL Agency Shares	1,000	(1,000)	—	—	29		—	—

				$117,721	$437		$(154)	$105

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA Mid-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,344,149	$—	$—	$2,344,149
Money Market Funds	117,721	—	—	117,721

	$2,461,870	$—	$—	$2,461,870

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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